United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Robert Stovall
Title:	Operation Manager - CCO
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on August 5, 2010

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	41

Form 13F Information Table Value Total:	$245,298,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                     TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
Abbott Laboratories	com	2824100	4,570	97,705	SH	sole	97,705	0	0
Allstate Corp	com	20002101	12,882	448,398	SH	sole	448,398	0	0
American Express Co	com	25816109	11,669	293,909	SH	sole	293,909	0	0
Apollo Group Inc	com	37604105	8,286	195,106	SH	sole	195,106	0	0
Bank of America	com	60505104	174	12,100	SH	sole	12,100	0	0
Baxter Internat'l Inc	com	71813109	2,122	52,210	SH	sole	52,210	0	0
Becton Dickinson & Co	com	75887109	8,216	121,506	SH	sole	121,506	0	0
Citigroup Inc	com	172967101	13,514	3,594,141	SH	sole	3,594,141	0	0
Coca-Cola Co.	com	191216100	318	6,345	SH	sole	6,345	0	0
Colgate Palmolive Co	com	194162103	523	6,644	SH	sole	6,644	0	0
Comcast Corp	com	20030n200	14,457	879,930	SH	sole	879,930	0	0
Denny's Corp	com	24869p104	36	14,000	SH	sole	14,000	0	0
Exxon Mobil Corp	com	30231g102	2,889	50,626	SH	sole	50,626	0	0
General Electric Co.	com	369604103	146	10,100	SH	sole	10,100	0	0
GlaxoSmithKline	com	37733w105	4,645	136,590	SH	sole	136,590	0	0
Health Discovery Corp	com	42218r100	193	1,214,603	SH	sole	1,214,603	0	0
Hershey Foods Corp	com	427866108	5,016	104,644	SH	sole	104,644	0	0
Intel Corp	com	458140100	14,330	736,765	SH	sole	736,765	0	0
ITT Educational Svcs	com	45068b109	4,074	49,075	SH	sole	49,075	0	0
Johnson & Johnson	com	478160104	11,744	198,843	SH	sole	198,843	0	0
Legg Mason Inc	com	524901105	12,097	431,584	SH	sole	431,584	0	0
Masco Corp	com	574599106	2,760	256,438	SH	sole	256,438	0	0
McCormick & Co	com	579780206	4,693	123,626	SH	sole	123,626	0	0
McGraw-Hill Co.	com	580645109	11,792	419,056	SH	sole	419,056	0	0
Medtronic Inc	com	585055106	4,094	112,867	SH	sole	112,867	0	0
Microsoft Corp	com	594918104	11,866	515,699	SH	sole	515,699	0	0
Moody's Corp	com	615369105	9,017	452,662	SH	sole	452,662	0	0
Nestle Sa	com	641069406	10,130	209,268	SH	sole	209,268	0	0
Pepsico Inc	com	713448108	1,282	21,037	SH	sole	21,037	0	0
Philip Morris	com	718172109	4,270	93,151	SH	sole	93,151	0	0
Pinnacle West Capital	com	723484101	212	5,834	SH	sole	5,834	0	0
Power 3 Medical	com	73936a103	4	120,000	SH	sole	120,000	0	0
Primerica Inc.	com	74164m108	1,650	76,950	SH	sole	76,950	0	0
Proctor & Gamble	com	742718109	4,554	75,923	SH	sole	75,923	0	0
Sara Lee Corp	com	803111103	226	16,000	SH	sole	16,000	0	0
Sunoco	com	86764p109	295	8,473	SH	sole	8,473	0	0
Sysco Corp.	com	871829107	4,294	150,314	SH	sole	150,314	0	0
Time Warner Cable-A	com	88732j207	8,471	162,660	SH	sole	162,660	0	0
Travelers Cos Inc	com	8.9417E+113	6,277	127,453	SH	sole	127,453	0	0
Unitedhealth Group In	com	91324p102	13,917	490,052	SH	sole	490,052	0	0
Wal-Mart Stores	com	931142103	13,593	282,768	SH	sole	282,768	0	0

			245,298	12,375,055			12,375,055
